Trade and other receivables	12 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Trade and other receivables

5.	Trade and other receivables:

	June 30, 2026	June 30, 2025

Accounts receivable	$4,209	$8,572
GST/HST receivable	1,362	2,684
Due from related party (note 24)	7	55
Other receivable	146	2
Credit loss allowance (1)	-	(26)
	$5,724	$11,287

(1)	The Company’s changes in credit loss allowance for the year ended June 30, 2026 and 2025 are as follows:

	June 30, 2026	June 30, 2025

Credit loss allowance, beginning of the year	$(26)	$(174)
Recognition of credit loss	(933)	(26)
Recovery of credit loss	-	34
Write-off of credit loss	959	140
Credit loss allowance, end of the year	$-	$(26)